Condensed Financial Information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2024
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Condensed Financial Information of Deswell Industries, Inc.

17. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements for parent company only, have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc.’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $54,722 (equivalent to RMB376 million) and $52,697 (equivalent to RMB376 million) as of March 31, 2023 and 2024, respectively.

Balance sheets

	March 31,
	2023	2024
Assets
Current assets:
Cash and cash equivalents	$918	$204
Prepaid expenses and other current assets	45	47
Amounts due from subsidiaries	8,228	7,976
Total current assets	9,191	8,227
Investments in subsidiaries	82,154	87,195
Total assets	$91,345	$95,422

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,573	$1,013
Other accrued liabilities	123	239
Total current liabilities	1,696	1,252
Total shareholders’ equity	89,649	94,170
Total liabilities and shareholders’ equity	$91,345	$95,422

Statements of comprehensive income

	Year ended March 31,
	2022	2023	2024
Equity in earnings of subsidiaries	$8,661	$2,488	$8,229
Operating expenses	429	429	520
Income before income taxes	8,232	2,059	7,709
Income taxes	—	—	—
Net income	8,232	2,059	7,709
Share of other comprehensive income of subsidiaries	—	—	—
Total comprehensive income	$8,232	$2,059	$7,709

Statements of cash flows

	Year ended March 31,
	2022	2023	2024
Cash flows from operating activities
Net income	$8,232	$2,059	$7,709
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(8,661)	(2,488)	(8,229)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	—	—	(2)
Amounts due from subsidiaries	(782)	4,305	252
Other accrued liabilities	7	3	(444)
Net cash (used in) provided by operating activities	(1,204)	3,879	(714)

Cash flows from investing activities
Dividends received from subsidiary	—	—	3,188
Net cash provided by investing activities	—	—	3,188

Cash flows from financing activities
Dividends paid	(3,186)	(3,188)	(3,188)
Proceeds from exercise of stock options	43	—	—
Net cash used in financing activities	(3,143)	(3,188)	(3,188)

Net (decrease) increase in cash and cash equivalents	(4,347)	691	(714)
Cash and cash equivalents, beginning of year	4,574	227	918
Cash and cash equivalents, end of year	$227	$918	$204

Basis of presentation

In Deswell Industries, Inc.-only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of comprehensive income.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.